Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of income (loss) before income taxes

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Loss from the entities outside the Chinese Mainland	(2,496,802)	(2,289,601)	(9,877,152)
Profit (loss) from the entities in the Chinese Mainland	(2,165,878)	3,544,259	9,265,883
Profit (loss) before income taxes	(4,662,680)	1,254,658	(611,269)

Schedule of income tax expense (benefit)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Current income tax expense	235,382	319,456	621,488
Deferred income tax benefit	(145,633)	(339,586)	(2,237,913)
Total income tax expense (benefit)	89,749	(20,130)	(1,616,425)

Schedule of effective income tax

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Profit (loss) before income tax	(4,662,680)	1,254,658	(611,269)

Tax calculated at statutory income tax rate of 25%	(1,165,670)	313,665	(152,817)

Tax effects of:
--Different tax rates available to different jurisdictions	556,263	182,303	1,077,464
--Preferential income tax rates applicable to subsidiaries	(158,184)	(305,495)	(552,867)
--Non-deductible expenses and non-taxable income, net	1,511,336	582,084	658,672
--Super deduction for research and development expenses	(694,930)	(735,419)	(719,297)
--Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	1,219,912	1,398,123	2,679,498
--Utilization and recognition of previously unrecognized deductible tax losses and temporary differences	(1,401,352)	(1,646,185)	(4,683,486)
--Withholding tax	184,352	182,053	103,852
--Others	38,022	8,741	(27,444)

Total income tax expense (benefit)	89,749	(20,130)	(1,616,425)